UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07458
                                                     ---------

                            Tweedy, Browne Fund Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                           350 Park Avenue, 9th Floor
                               New York, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)


                             M. Gervase Rosenberger
                           Tweedy, Browne Company LLC
                           350 Park Avenue, 9th Floor
                               New York, NY 10022
               ---------------------------------------------------
                     (Name and address of agent for service)


         Registrant's telephone number, including area code: 212-916-0600
                                                             ------------
                        Date of fiscal year end: March 31
                                                 --------

                   Date of reporting period: December 31, 2007
                                             -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2007 (Unaudited)

                                                                  MARKET VALUE
    SHARES                                                           (NOTE 1)
-------------                                                    --------------
                COMMON STOCKS--91.6%

                BELGIUM--3.0%
    1,646,311   KBC Groep NV .................................   $  231,552,726
                                                                 --------------
                CANADA--1.2%
      100,000   Melcor Developments Ltd. .....................        2,015,300
    1,631,760   National Bank of Canada, Toronto .............       86,452,941
                                                                 --------------
                                                                     88,468,241
                                                                 --------------
                CZECH REPUBLIC--0.0%+
        2,800   Philip Morris CR a.s. ........................        1,221,394
                                                                 --------------
                FINLAND--5.9%
    2,435,000   Cargotec Corporation, B Share ................      112,677,091
    1,000,000   Huhtamaki Oyj ................................       11,871,866
    4,670,000   Kone Oyj, Class B ............................      327,255,728
                                                                 --------------
                                                                    451,804,685
                                                                 --------------
                FRANCE--6.8%
      433,783   BNP Paribas SA ...............................       47,071,325
    2,192,565   CNP Assurances ...............................      285,270,347
      122,200   Nexans SA ....................................       15,275,670
        1,000   NSC Groupe ...................................           93,718
    1,825,000   Sanofi-Aventis ...............................      168,046,113
                                                                 --------------
                                                                    515,757,173
                                                                 --------------
                GERMANY--4.6%
       64,173   Boewe Systec AG ..............................        2,669,301
       42,354   KSB AG .......................................       27,958,581
      352,312   Linde AG .....................................       46,590,670
      357,013   Merck KGaA ...................................       46,090,103
    1,560,342   Springer (Axel) Verlag AG ....................      223,567,577
                                                                 --------------
                                                                    346,876,232
                                                                 --------------
                HONG KONG--1.9%
    8,226,564   Jardine Strategic Holdings Ltd. ..............      129,157,055
   42,847,281   SCMP Group Ltd. ..............................       14,946,598
      200,000   Swire Pacific Ltd., Class B ..................          530,946
                                                                 --------------
                                                                    144,634,599
                                                                 --------------
                IRELAND--0.5%
   11,955,638   Independent News & Media PLC .................       41,409,574
    1,111,317   Unidare PLC ++ ...............................           97,488
                                                                 --------------
                                                                     41,507,062
                                                                 --------------
                ITALY--4.8%
    3,561,000   Banco Popolare Scarl ++ ......................       78,928,549
      925,100   Maffei SPA ...................................        3,530,142
   15,720,000   Mediaset SPA .................................      158,700,820
   12,147,709   Mondadori (Arnoldo) Editore SPA ..............       99,814,501
    2,470,700   Natuzzi SPA, Sponsored ADR ++ ................       11,612,290
    1,005,000   Sol SPA ......................................        7,185,184
      805,250   Vincenzo Zucchi SPA ++ .......................        3,861,602
                                                                 --------------
                                                                    363,633,088
                                                                 --------------
                JAPAN--2.8%
      449,800   Chofu Seisakusho Company Ltd. ................        7,025,923
          775   Coca-Cola Central Japan Company Ltd. .........        5,952,200

                                                                  MARKET VALUE
    SHARES                                                           (NOTE 1)
-------------                                                    --------------
                JAPAN (CONTINUED)
      410,900   Daikoku Denki Company Ltd. ...................   $    4,104,770
    5,251,000   Fujitec Company Ltd. .........................       30,364,284
      570,600   Fukuda Denshi Company Ltd. ...................       16,293,372
    1,203,000   Hi-Lex Corporation ...........................       17,014,188
       22,100   Hurxley Corporation ..........................          254,007
      319,000   Inaba Seisakusho Company Ltd. ................        4,911,426
      321,000   Katsuragawa Electric Company Ltd. ............        2,675,120
    1,461,000   Kawasumi Laboratories Inc. ...................        9,533,805
    1,849,500   Kuroda Electric Company Ltd. .................       26,339,834
       69,100   Mandom Corporation ...........................        1,846,337
      477,000   Matsumoto Yushi-Seiyaku Company Ltd. .........       10,845,276
       21,670   Medikit Company Ltd. .........................        4,306,261
      121,800   Meito Sangyo Company Ltd. ....................        2,562,145
       36,240   Milbon Company Ltd. ..........................          853,164
      307,100   Mirai Industry Company Ltd. ..................        3,463,689
       55,000   Nankai Plywood Company Ltd. ..................          338,719
       40,000   Nippon Antenna Company Ltd. ..................          275,702
      162,780   Nippon Kanzai Company Ltd. ...................        4,385,873
    1,253,000   Nippon Konpo Unyu Soko Company Ltd. ..........       16,599,740
      162,800   Nissha Printing Company Ltd. .................        6,426,603
      685,500   Nitto FC Company Ltd. ........................        3,479,197
      451,000   Sangetsu Company Ltd. ........................        9,749,496
      314,800   Shikoku Coca-Cola Bottling
                  Company Ltd. ...............................        3,761,876
      289,300   Shingakukai Company Ltd. .....................        1,843,813
      204,000   SK Kaken Company Ltd. ........................        5,085,620
      612,000   Sonton Food Industry Company Ltd. ............        4,848,230
      528,500   T. Hasegawa Company Ltd. .....................        8,283,610
      106,300   Tenma Corporation ............................        1,847,868
                                                                 --------------
                                                                    215,272,148
                                                                 --------------
                MEXICO--3.0%
    1,921,351   Coca-Cola Femsa SA de CV,
                  Sponsored ADR +++ ..........................       94,684,177
   14,623,380   Embotelladoras Arca SA de CV .................       49,935,715
      157,327   Grupo Aeroportuario del
                  Sureste SA de CV, ADR ......................        9,631,559
   30,132,400   Grupo Continental SA .........................       71,339,547
                                                                 --------------
                                                                    225,590,998
                                                                 --------------
                NETHERLANDS--14.6%
    2,093,000   Akzo Nobel NV ................................      167,661,549
       23,620   Crown Van Gelder Gemeenschappelijk
                  Bezit NV ...................................          526,639
    5,477,810   Heineken Holding NV ..........................      310,182,583
    2,810,041   Heineken NV ..................................      181,674,654
      450,000   Imtech NV ....................................       11,145,226
    1,409,414   Koninklijke Grolsch NV .......................       98,663,307
       50,000   Randstad Holding NV ..........................        1,975,233
    4,810,555   Telegraaf Media Groep NV .....................      175,832,091
      288,708   TKH Group NV .................................        6,314,709
    3,612,751   Unilever NV, CVA .............................      132,843,089
      712,500   Wolters Kluwer NV, CVA .......................       23,417,694
                                                                 --------------
                                                                  1,110,236,774
                                                                 --------------
                NORWAY--1.3%
    2,302,000   Schibsted ASA ................................       99,840,880
                                                                 --------------

----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

                                      [MAP]
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2007 (Unaudited)
                                                                  MARKET VALUE
    SHARES                                                           (NOTE 1)
-------------                                                    --------------
                COMMON STOCKS

                SINGAPORE--2.5%
   33,542,550   Fraser and Neave Ltd. ........................   $  137,483,792
    2,400,000   Jardine Cycle & Carriage Ltd. ................       36,347,216
    1,000,000   Robinson & Company Ltd. ......................        3,056,723
    4,000,000   Singapore Press Holdings Ltd. ................       12,504,776
                                                                 --------------
                                                                    189,392,507
                                                                 --------------
                SOUTH KOREA--4.5%
        8,615   Asia Cement Company, Ltd. ++ .................          632,285
       23,260   Daehan City Gas Company Ltd. ++ ..............          969,115
       93,346   Dong Ah Tire & Rubber Company
                  Ltd. ++ ....................................          842,662
      280,921   Hanil Cement Company Ltd. ++ .................       32,562,287
        8,791   Hyundai Elevator Company Ltd. ++ .............        1,267,865
    2,655,000   Korea Exchange Bank ++ .......................       41,127,611
       23,200   Sam Young Electronics Company, Ltd. ++ .......          327,162
       36,890   Samchully Company Ltd. ++ ....................        7,882,058
      886,070   Samsung SDI Company, Ltd. ++ .................       62,949,260
      241,172   SK Telecom Company, Ltd. .....................       64,154,509
    3,479,352   SK Telecom Company, Ltd., ADR ................      103,823,864
      363,340   Taeyoung Engineering & Construction ++ .......        4,425,058
    2,159,497   Youngone Corporation ++ ......................       23,531,723
                                                                 --------------
                                                                    344,495,459
                                                                 --------------
                SPAIN--1.9%
    1,997,584   Altadis SA ...................................      145,181,661
                                                                 --------------
                SWEDEN--0.0%+
       33,000   Cloetta Fazer AB, B Shares ...................        1,164,129
                                                                 --------------
                SWITZERLAND--14.4%
       45,065   AFG Arbonia-Foster Holding AG,
                  Bearer .....................................       15,722,895
    2,021,000   Compagnie Financiere Richemont AG ............      138,702,204
      570,116   Daetwyler Holding AG, Bearer .................       38,422,339
       92,315   Edipresse SA, Bearer .........................       39,138,983
      125,635   Forbo Holding AG .............................       77,679,194
       29,327   Loeb Holding AG ..............................        6,773,847
      186,990   Medisize Holding AG ..........................       13,213,090
      875,160   Nestle SA, Registered ........................      401,963,697
            8   Neue Zuercher Zeitung ++ .....................          549,986
    2,368,760   Novartis AG, Registered ......................      129,929,776
       45,425   Phoenix Mecano AG ............................       21,265,071
      179,979   PubliGroupe SA, Registered ...................       58,342,351
      182,827   Siegfried Holding AG .........................       31,166,905
        7,400   Sika AG, Bearer ..............................       13,961,401
      193,009   Syngenta AG ..................................       49,183,497
      473,990   Tamedia AG ...................................       61,501,684
                                                                 --------------
                                                                  1,097,516,920
                                                                 --------------
                UNITED KINGDOM--13.2%
    2,535,000   AGA Foodservice Group PLC ....................       18,090,559
   13,652,009   Barclays PLC .................................      136,965,748
    7,123,125   BBA Group PLC ................................       29,103,057
    3,979,658   Carclo PLC ...................................        7,525,827
   11,378,577   Clinton Cards PLC ............................       12,344,381
    8,225,426   Diageo PLC ...................................      176,834,512
    3,675,000   Ennstone PLC .................................        2,670,147
   19,501,939   G4S PLC ......................................       94,067,254

                                                                  MARKET VALUE
    SHARES                                                           (NOTE 1)
-------------                                                    --------------
                UNITED KINGDOM (CONTINUED)
      960,125   GlaxoSmithKline PLC ..........................   $   24,444,615
      593,139   GlaxoSmithKline PLC, Sponsored ADR ...........       29,888,274
      923,006   Headlam Group PLC ............................        7,937,306
    4,986,863   HSBC Holdings PLC ............................       83,584,241
   15,740,603   Lloyds TSB Group PLC .........................      147,893,210
      263,075   Partridge Fine Arts PLC ++ ...................           98,818
      779,500   Raven Mount PLC ..............................        1,291,770
   24,402,209   Signet Group PLC .............................       33,881,157
   10,976,000   Trinity Mirror PLC ...........................       76,143,310
    5,015,653   TT Electronics PLC ...........................       11,257,162
    2,879,985   Unilever PLC .................................      108,352,011
                                                                 --------------
                                                                  1,002,373,359
                                                                 --------------
                UNITED STATES--4.1%
      313,000   American Express Company .....................       16,282,260
    3,757,094   American International Group, Inc. ...........      219,038,580
       75,700   American National Insurance Company ..........        9,177,868
    6,114,056   Sun-Times Media Group Inc., Class A ++ .......       13,450,923
      409,000   Torchmark Corporation ........................       24,756,770
      269,276   Transatlantic Holdings Inc. ..................       19,568,287
      210,060   Wal-Mart Stores, Inc. ........................        9,984,152
                                                                 --------------
                                                                    312,258,840
                                                                 --------------
                MISCELLANEOUS--0.6%
                Undisclosed Securities* ......................       45,735,367
                                                                 --------------
                TOTAL COMMON STOCKS
                (COST $3,581,089,356) ........................    6,974,514,242
                                                                 --------------
                PREFERRED STOCKS--0.5%
      153,360   Adris Grupa d.d. .............................       17,733,014
       11,800   KSB AG, Vorzugsakt ...........................        7,470,211
      700,000   Villeroy & Boch AG ...........................       12,608,740
                                                                 --------------
                TOTAL PREFERRED STOCKS
                (COST $17,518,017) ...........................       37,811,965
                                                                 --------------
 FACE VALUE
-------------
                U.S. TREASURY BILLS--8.7%
$ 322,000,000   3.945% ** due 2/7/08 .........................      321,045,919
   14,000,000   4.005% ** due 2/28/08 +++ ....................       13,935,714
  335,000,000   3.205% ** due 5/8/08 +++ .....................      331,143,320
                                                                 --------------
                TOTAL U.S. TREASURY BILLS
                (COST $665,307,490) ..........................      666,124,953
                                                                 --------------

----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2007 (Unaudited)
                                                                  MARKET VALUE
 FACE VALUE                                                         (NOTE 1)
------------                                                     --------------
               REPURCHASE AGREEMENTS--2.3%
$ 50,000,000   Agreement with Barclays Bank, 1.500%
               dated 12/31/07, to be repurchased at
               $50,000,750 on 01/02/08, collateralized
               by $50,000,625 U.S. Treasury Note,
               8.750% due 05/15/20
               (market value $51,000,637) .....................  $   50,000,000

  27,686,000   Agreement with UBS Warburg LLC,
               1.250% dated 12/31/07, to be repurchased
               at $27,687,923 on 01/02/08, collateralized
               by $27,686,000 U.S. Treasury Notes, 8.125%
               due 5/15/21 (market value $28,240,954) .........      27,686,000

 100,000,000   Agreement with Bank of America Corp.,
               1.500% dated 12/31/07, to be repurchased
               at $100,008,333 on 01/02/08, collateralized by
               $100,000,244 U.S. Treasury Notes, 3.875%
               due 04/15/29 (market value $102,000,249) .......     100,000,000
                                                                 --------------

               TOTAL REPURCHASE AGREEMENTS
               (COST $177,686,000) ............................     177,686,000
                                                                 --------------

TOTAL INVESTMENTS
   (COST $4,441,600,863***) ..........................   103.1%   7,856,137,160
UNREALIZED DEPRECIATION ON
   FORWARD CONTRACTS (NET) ...........................    (3.0)    (229,490,601)
OTHER ASSETS AND LIABILITIES (NET) ...................    (0.1)      (8,580,308)
                                                         -----   --------------

NET ASSETS ...........................................   100.0%  $7,618,066,251
                                                         =====   ==============

----------
* "UNDISCLOSED SECURITIES" REPRESENT ISSUERS, GENERALLY SMALLER CAPITALIZATION ISSUERS, WHERE DISCLOSURE MAY BE DISADVANTAGEOUS TO THE FUND'S ACCUMULATION OR DISPOSITION PROGRAM.

**    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

***   AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $4,441,600,863.

+     AMOUNT REPRESENTS LESS THAN 0.1% OF THE NET ASSETS.

++    NON-INCOME PRODUCING SECURITY.

+++ AT DECEMBER 31, 2007, LIQUID ASSETS TOTALING $121,470,229 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR   AMERICAN DEPOSITORY RECEIPT
CVA   CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

                                     [MAP]
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
December 31, 2007 (Unaudited)

                                                              PERCENTAGE OF    MARKET VALUE
SECTOR DIVERSIFICATION                                          NET ASSETS       (NOTE 1)
-----------------------------------------------------------   -------------   --------------
COMMON STOCKS:
Media .....................................................        14.5%      $1,099,161,748
Beverage...................................................        13.0          993,028,571
Banks .....................................................        11.2          853,576,351
Capital Goods .............................................         9.7          738,574,787
Food ......................................................         8.7          660,016,911
Insurance .................................................         7.3          557,811,852
Pharmaceuticals, Biotechnology & Life Sciences.............         5.2          398,398,881
Material ..................................................         5.2          396,665,079
Consumer Durables & Apparel ...............................         4.3          324,221,158
Telecommunication Services.................................         2.2          167,978,373
Tobacco ...................................................         2.0          146,403,055
Diversified Financials ....................................         1.9          145,439,315
Technology Hardware & Equipment ...........................         1.5          107,406,325
Commercial Services & Supplies ............................         1.4          106,953,781
Retailing..................................................         1.2           93,171,778
Automobiles & Components ..................................         0.8           60,519,339
Transportation ............................................         0.7           55,334,356
Health Care Equipment & Services ..........................         0.6           43,346,528
Food & Staples Retailing ..................................         0.1            9,984,152
Utilities .................................................         0.1            8,851,173
Household & Personal Products .............................         0.0+           2,699,501
Real Estate ...............................................         0.0+           2,546,246
Consumer Services .........................................         0.0+           2,097,820
Semiconductors & Semiconductor Equipment ..................         0.0+             327,162
                                                                  -----       --------------
TOTAL COMMON STOCKS .......................................        91.6        6,974,514,242
                                                                  -----       --------------
PREFERRED STOCKS ..........................................         0.5           37,811,965
U.S. TREASURY BILLS........................................         8.7          666,124,953
REPURCHASE AGREEMENTS......................................         2.3          177,686,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS ..............        (3.0)        (229,490,601)
OTHER ASSETS AND LIABILITIES (NET) ........................        (0.1)          (8,580,308)
                                                                  -----       --------------
NET ASSETS ................................................       100.0%      $7,618,066,251
                                                                  =====       ==============

----------
+ AMOUNT REPRESENTS LESS THAN 0.1% OF NET ASSETS

----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
December 31, 2007 (Unaudited)

                                   [PIE CHART]

        Belgium   - 3%                     Netherlands      - 15%
        Canada    - 1%                     Norway           - 1%
        Finland   - 6%                     Singapore        - 2%
        France    - 7%                     South Korea      - 4%
        Germany   - 5%                     Spain            - 2%
        Hong Kong - 2%                     Switzerland      - 14%
        Ireland   - 1%                     United Kingdom   - 13%
        Italy     - 5%                     United States    - 4%
        Japan     - 3%                     Miscellaneous    - 1%
        Mexico    - 3%                     Cash Equivalents - 8%


                                  Croatia-0%+
                                  Czech Republic-0%+
                                  Sweden-0%+

                 + Amount represents less than 1% of net assets




----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

                                      [MAP]
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2007 (Unaudited)

                                                                CONTRACT       MARKET VALUE
CONTRACTS                                                      VALUE DATE         (NOTE 1)
-----------------------------------------------------------   -------------   --------------
FORWARD EXCHANGE CONTRACTS TO BUY
     100,000,000  Hong Kong Dollar ........................       1/8/08      $  12,828,999
     120,000,000  Hong Kong Dollar ........................      1/15/08         15,399,225
     135,000,000  Norwegian Krone .........................      1/29/08         24,842,308
      40,000,000  Singapore Dollar ........................      1/15/08         27,820,761
      13,000,000  Singapore Dollar ........................      1/16/08          9,042,450
      30,000,000  Singapore Dollar ........................      1/25/08         20,881,794
      36,000,000  Singapore Dollar ........................      1/29/08         25,065,948
                                                                              -------------
TOTAL (CONTRACT AMOUNT $136,051,975) ......................                   $ 135,881,485
                                                                              =============
FORWARD EXCHANGE CONTRACTS TO SELL

       8,000,000  Canadian Dollar .........................      1/15/08      $  (8,107,382)
      17,000,000  Canadian Dollar .........................       3/3/08        (17,235,429)
       7,500,000  Canadian Dollar .........................      3/31/08         (7,604,511)
       4,000,000  Canadian Dollar .........................      4/23/08         (4,055,578)
       7,000,000  Canadian Dollar .........................       5/5/08         (7,097,115)
       7,000,000  Canadian Dollar .........................      5/23/08         (7,096,896)
       9,500,000  Canadian Dollar .........................       6/3/08         (9,631,309)
      13,000,000  Canadian Dollar .........................     11/18/08        (13,158,365)
      17,000,000  Canadian Dollar .........................     12/19/08        (17,201,209)
      34,000,000  Danish Krone ............................      4/17/08         (6,670,494)
      70,000,000  Danish Krone ............................      5/14/08        (13,731,696)
      48,000,000  Danish Krone ............................      5/16/08         (9,415,935)
      83,000,000  Danish Krone ............................      5/23/08        (16,281,207)
      38,000,000  European Union Euro .....................       1/8/08        (55,566,311)
      54,000,000  European Union Euro .....................      1/15/08        (78,973,000)
      55,000,000  European Union Euro .....................      1/16/08        (80,436,969)
      60,000,000  European Union Euro .....................      1/22/08        (87,759,277)
      60,000,000  European Union Euro .....................      1/25/08        (87,764,207)
      45,000,000  European Union Euro .....................      1/29/08        (65,828,085)
      30,000,000  European Union Euro .....................      2/19/08        (43,891,670)
      25,000,000  European Union Euro .....................      2/20/08        (36,576,616)
      35,000,000  European Union Euro .....................       3/3/08        (51,209,907)
     140,000,000  European Union Euro .....................      3/31/08       (204,834,534)
      20,000,000  European Union Euro .....................      4/17/08        (29,259,529)
      47,000,000  European Union Euro .....................      4/23/08        (68,757,781)
     100,000,000  European Union Euro .....................       5/5/08       (146,284,163)
      50,000,000  European Union Euro .....................      5/14/08        (73,138,711)
      45,000,000  European Union Euro .....................      5/16/08        (65,824,166)
      30,000,000  European Union Euro .....................      5/20/08        (43,881,879)
      82,000,000  European Union Euro .....................      5/23/08       (119,941,960)
     100,000,000  European Union Euro .....................       7/7/08       (146,219,481)
     100,000,000  European Union Euro .....................      7/15/08       (146,197,933)
     100,000,000  European Union Euro .....................      7/22/08       (146,179,083)
      30,000,000  European Union Euro .....................       8/7/08        (43,840,805)
     115,000,000  European Union Euro .....................       9/2/08       (167,976,003)
     145,000,000  European Union Euro .....................      9/15/08       (211,745,169)
     100,000,000  European Union Euro .....................      10/1/08       (145,988,066)
      60,000,000  European Union Euro .....................      10/7/08        (87,583,096)
     100,000,000  European Union Euro .....................     12/19/08       (145,774,550)
      11,000,000  Great Britain Pound Sterling ............       1/8/08        (21,891,428)
       7,000,000  Great Britain Pound Sterling ............      1/22/08        (13,925,087)
      24,000,000  Great Britain Pound Sterling ............      1/29/08        (47,733,178)
      20,000,000  Great Britain Pound Sterling ............      2/19/08        (39,756,696)
      12,000,000  Great Britain Pound Sterling ............      3/31/08        (23,827,865)
       7,000,000  Great Britain Pound Sterling ............      4/23/08        (13,888,769)
      12,000,000  Great Britain Pound Sterling ............      5/14/08        (23,792,383)
       5,000,000  Great Britain Pound Sterling ............      5/20/08         (9,911,477)
      30,000,000  Great Britain Pound Sterling ............       7/7/08        (59,368,410)
      16,000,000  Great Britain Pound Sterling ............      7/29/08        (31,634,922)
      22,000,000  Great Britain Pound Sterling ............      9/15/08        (43,413,326)
      20,000,000  Great Britain Pound Sterling ............      10/1/08        (39,440,976)
      35,000,000  Great Britain Pound Sterling ............     10/14/08        (68,985,126)
      20,000,000  Great Britain Pound Sterling ............     10/20/08        (39,410,424)
       4,500,000  Great Britain Pound Sterling ............     10/28/08         (8,864,451)
      52,000,000  Great Britain Pound Sterling ............     12/19/08       (102,216,254)
     100,000,000  Hong Kong Dollar ........................       1/8/08        (12,829,000)
     120,000,000  Hong Kong Dollar ........................      1/15/08        (15,399,225)
     135,000,000  Hong Kong Dollar ........................      2/20/08        (17,347,904)
     170,000,000  Hong Kong Dollar ........................      5/14/08        (21,900,514)
     130,000,000  Hong Kong Dollar ........................      5/23/08        (16,751,433)
     210,000,000  Hong Kong Dollar ........................      7/29/08        (27,099,157)

                                                                CONTRACT       MARKET VALUE
CONTRACTS                                                      VALUE DATE        (NOTE 1)
-----------------------------------------------------------   -------------   --------------
     165,000,000  Hong Kong Dollar ........................      8/19/08      $ (21,299,329)
     195,000,000  Hong Kong Dollar ........................       9/2/08        (25,177,559)
      55,000,000  Hong Kong Dollar ........................      10/2/08         (7,104,764)
   3,000,000,000  Japanese Yen ............................      1/29/08        (26,943,341)
   2,000,000,000  Japanese Yen ............................      4/17/08        (18,109,269)
   3,550,000,000  Japanese Yen ............................      5/16/08        (32,231,135)
   5,600,000,000  Japanese Yen ............................      5/23/08        (50,876,788)
   4,000,000,000  Japanese Yen ............................      6/16/08        (36,422,371)
   3,000,000,000  Japanese Yen ............................      8/19/08        (27,457,904)
   2,500,000,000  Japanese Yen ............................       9/2/08        (22,906,470)
     900,000,000  Japanese Yen ............................      9/16/08         (8,255,307)
   2,300,000,000  Japanese Yen ............................     10/20/08        (21,152,822)
     130,000,000  Mexican Peso ............................       1/8/08        (11,904,217)
     265,000,000  Mexican Peso ............................      1/15/08        (24,254,239)
     195,000,000  Mexican Peso ............................      1/16/08        (17,846,193)
     145,000,000  Mexican Peso ............................      1/29/08        (13,258,022)
     125,000,000  Mexican Peso ............................      3/31/08        (11,377,522)
     264,000,000  Mexican Peso ............................       4/4/08        (24,020,363)
     170,000,000  Mexican Peso ............................      4/17/08        (15,448,928)
     295,000,000  Mexican Peso ............................      5/16/08        (26,736,211)
     165,000,000  Mexican Peso ............................      5/20/08        (14,948,597)
     145,000,000  Mexican Peso ............................       9/2/08        (12,988,642)
     245,000,000  Mexican Peso ............................     10/23/08        (21,816,757)
     225,000,000  Mexican Peso ............................     12/19/08        (19,904,459)
     135,000,000  Norwegian Krone .........................      1/29/08        (24,842,308)
     100,000,000  Norwegian Krone .........................      5/16/08        (18,335,935)
     115,000,000  Norwegian Krone .........................      6/11/08        (21,065,441)
     145,000,000  Norwegian Krone .........................      9/16/08        (26,436,606)
     110,000,000  Norwegian Krone .........................      10/7/08        (20,034,155)
      80,000,000  Norwegian Krone .........................     10/28/08        (14,554,902)
      40,000,000  Singapore Dollar ........................      1/15/08        (27,820,761)
      13,000,000  Singapore Dollar ........................      1/16/08         (9,042,450)
      30,000,000  Singapore Dollar ........................      1/25/08        (20,881,794)
      36,000,000  Singapore Dollar ........................      1/29/08        (25,065,948)
      22,000,000  Singapore Dollar ........................      2/19/08        (15,337,060)
      30,000,000  Singapore Dollar ........................      3/31/08        (20,960,275)
      16,500,000  Singapore Dollar ........................      4/23/08        (11,541,338)
      15,000,000  Singapore Dollar ........................      8/19/08        (10,548,897)
      65,000,000  Singapore Dollar ........................      9/16/08        (45,763,884)
      15,000,000  Singapore Dollar ........................      10/2/08        (10,567,774)
      30,000,000  Singapore Dollar ........................     10/14/08        (21,145,899)
      44,000,000  Singapore Dollar ........................     11/18/08        (31,058,349)
  17,000,000,000  South Korean Won ........................      1/31/08        (18,207,198)
  34,000,000,000  South Korean Won ........................       3/7/08        (36,483,949)
  10,151,200,000  South Korean Won ........................      4/23/08        (10,909,912)
  30,000,000,000  South Korean Won ........................      5/16/08        (32,265,273)
  18,000,000,000  South Korean Won ........................       7/7/08        (19,385,794)
  21,000,000,000  South Korean Won ........................      9/25/08        (22,624,339)
  20,000,000,000  South Korean Won ........................      10/7/08        (21,548,073)
  28,000,000,000  South Korean Won ........................     10/14/08        (30,168,187)
  53,000,000,000  South Korean Won ........................     10/23/08        (57,106,223)
  73,000,000,000  South Korean Won ........................     12/19/08        (78,674,532)
      34,000,000  Swiss Franc .............................       1/8/08        (30,047,556)
      20,000,000  Swiss Franc .............................      1/15/08        (17,683,380)
      13,000,000  Swiss Franc .............................      1/29/08        (11,505,063)
      50,000,000  Swiss Franc .............................      1/31/08        (44,255,554)
      25,000,000  Swiss Franc .............................      2/19/08        (22,149,493)
      31,000,000  Swiss Franc .............................       3/3/08        (27,483,807)
      50,000,000  Swiss Franc .............................      3/31/08        (44,391,818)
      24,000,000  Swiss Franc .............................      4/17/08        (21,322,973)
      24,000,000  Swiss Franc .............................      4/23/08        (21,328,237)
      41,000,000  Swiss Franc .............................      7/15/08        (36,548,557)
      13,000,000  Swiss Franc .............................      7/22/08        (11,590,310)
      27,000,000  Swiss Franc .............................      7/29/08        (24,075,804)
      90,000,000  Swiss Franc .............................       8/7/08        (80,268,203)
      30,000,000  Swiss Franc .............................       9/2/08        (26,771,029)
      75,000,000  Swiss Franc .............................      9/16/08        (66,947,728)
      65,000,000  Swiss Franc .............................      9/25/08        (58,032,600)
      40,000,000  Swiss Franc .............................      10/2/08        (35,717,768)
      35,000,000  Swiss Franc .............................      10/7/08        (31,256,424)
      30,000,000  Swiss Franc .............................     10/14/08        (26,795,274)

----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

TWEEDY, BROWNE GLOBAL VALUE FUND
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2007 (Unaudited)

                                                                CONTRACT         MARKET VALUE
CONTRACTS                                                      VALUE DATE          (NOTE 1)
----------------                                              -------------   ----------------
FORWARD EXCHANGE CONTRACTS TO SELL

      27,000,000  Swiss Franc .............................     10/20/08      $   (24,118,875)
      28,000,000  Swiss Franc .............................     10/28/08          (25,016,493)
      25,000,000  Swiss Franc .............................     11/18/08          (22,346,301)
                                                                              ---------------
TOTAL (CONTRACT AMOUNT $5,113,259,683) ....................                   $(5,342,579,794)
                                                                              ===============

----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS---------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2007 (Unaudited)
                                                                  MARKET VALUE
    SHARES                                                          (NOTE 1)
-------------                                                    --------------

                COMMON STOCKS--87.1%
                FRANCE--2.2%
      220,000   Sanofi-Aventis, ADR ..........................   $   10,016,600
                                                                 --------------
                ITALY--1.0%
      253,300   Mediaset SPA .................................        2,557,183
      264,000   Mondadori (Arnoldo) Editore SPA ..............        2,169,218
                                                                 --------------
                                                                      4,726,401
                                                                 --------------
                NETHERLANDS--10.1%
      608,000   Heineken Holding NV ..........................       34,428,177
      323,571   Unilever NV, ADR .............................       11,797,398
                                                                 --------------
                                                                     46,225,575
                                                                 --------------
                SOUTH KOREA--3.1%
      467,163   SK Telecom Company, Ltd., ADR ................       13,940,144
                                                                 --------------
                SWITZERLAND--8.5%
      337,400   Nestle SA, Registered, Sponsored ADR .........       38,632,300
                                                                 --------------
                UNITED KINGDOM--9.6%
      424,535   Barclays PLC .................................        4,259,208
      276,000   Diageo PLC, Sponsored ADR ....................       23,689,080
      487,000   Lloyds TSB Group PLC .........................        4,575,682
      308,880   Unilever PLC, Sponsored ADR ..................       11,558,290
                                                                 --------------
                                                                     44,082,260
                                                                 --------------
                UNITED STATES--52.6%
      337,358   American Express Company .....................       17,549,363
      293,361   American International Group, Inc. ...........       17,102,946
       63,462   American National Insurance Company ..........        7,694,133
       15,200   Anheuser-Busch Companies, Inc. ...............          795,568
      213,245   Bank of America Corporation ..................        8,798,489
      858,590   Comcast Corporation, Special Class A + .......       15,557,651
      164,671   Con-Way, Inc. ................................        6,840,433
       10,000   ConocoPhillips ...............................          883,000
        7,922   Dollar Thrifty Automotive Group Inc. + .......          187,593
      130,375   Electronic Data Systems Corporation ..........        2,702,674
      344,736   Federated Investors Inc., Class B ............       14,189,334
       72,560   FinishMaster Inc. ............................        2,044,378
      511,700   Home Depot, Inc. .............................       13,785,198
       69,124   Johnson & Johnson ............................        4,610,571
      357,000   Leucadia National Corporation ................       16,814,700
       56,652   National Western Life Insurance
                   Company, Class A ..........................       11,747,925
       98,000   Norfolk Southern Corporation .................        4,943,120
      165,501   PNC Financial Services Group Inc. ............       10,865,141

                                                                  MARKET VALUE
    SHARES                                                           (NOTE 1)
-------------                                                    --------------

                UNITED STATES (CONTINUED)
       55,225   Ramco-Gershenson Properties
                   Trust, REIT ...............................   $    1,180,158
      185,088   Rayonier Inc., REIT ..........................        8,743,557
      253,376   Torchmark Corporation ........................       15,336,849
      229,032   Transatlantic Holdings Inc. ..................       16,643,756
      259,154   UniFirst Corporation .........................        9,847,852
      276,425   Wal-Mart Stores, Inc. ........................       13,138,480
      620,600   Wells Fargo & Company ........................       18,735,914
                                                                 --------------
                                                                    240,738,783
                                                                 --------------

                TOTAL COMMON STOCKS
                (COST $209,930,412) ..........................   $  398,362,063
                                                                 --------------

  FACE VALUE
-------------
                U.S. TREASURY BILLS--6.3%
$  12,500,000   3.945% * due 2/7/08 ..........................       12,462,963
    2,500,000   4.005% * due 2/28/08 ++ ......................        2,488,520
   14,000,000   3.205% * due 5/8/08 ++ .......................       13,838,750
                                                                 --------------

                TOTAL U.S. TREASURY BILLS
                (COST $28,754,745) ...........................       28,790,233
                                                                 --------------

                REPURCHASE AGREEMENT--7.7%
                (COST $35,336,000)
   35,336,000   Agreement with UBS Warburg
                LLC, 1.250% dated 12/31/07,
                to be repurchased at $35,338,454 on
                01/02/08, collateralized by $29,074,000
                and $6,262,000 U.S. Treasury Notes,
                8.875% and 7.125% due 8/15/17
                and 2/15/23, respectively
                (market value $36,043,358) ...................       35,336,000
                                                                 --------------
TOTAL INVESTMENTS
   (COST $274,021,157**) .............................   101.1%     462,488,296
UNREALIZED DEPRECIATION
   ON FORWARD CONTRACTS (NET) ........................    (0.6)      (2,700,899)
OTHER ASSETS AND LIABILITIES (NET) ...................    (0.5)      (2,403,177)
                                                        ------   --------------
NET ASSETS ...........................................   100.0%  $  457,384,220
                                                        ======   ==============

----------
 *    RATE REPRESENTS ANNUALIZED YIELD AT DATE OF PURCHASE.

**    AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $274,443,587.

 +    NON-INCOME PRODUCING SECURITY.

++ AT DECEMBER 31, 2007, LIQUID ASSETS TOTALLING $3,971,243 HAVE BEEN DESIGNATED AS COLLATERAL FOR OPEN FORWARD CONTRACTS.

ABBREVIATIONS:

ADR   AMERICAN DEPOSITORY RECEIPT
REIT  REAL ESTATE INVESTMENT TRUST

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------

                                     [MAP]
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
December 31, 2007 (Unaudited)

                                                   PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                               NET ASSETS      (NOTE 1)
----------------------                             -------------   ------------

COMMON STOCKS:
Insurance .......................................           15.0%  $ 68,525,609
Food ............................................           13.6     61,987,988
Beverage ........................................           12.9     58,912,825
Diversified Financials ..........................           12.5     57,351,886
Banks ...........................................            8.4     38,435,945
Media ...........................................            4.4     20,284,052
Pharmaceuticals, Biotechnology & Life Sciences ..            3.2     14,627,171
Telecommunication Services ......................            3.0     13,940,144
Retailing .......................................            3.0     13,785,198
Food & Staples Retailing ........................            2.9     13,138,480
Transportation ..................................            2.6     11,971,146
Real Estate .....................................            2.2      9,923,715
Consumer Durables & Appare ......................            2.2      9,847,852
Software & Services .............................            0.6      2,702,674
Automobiles & Components ........................            0.4      2,044,378
Energy ..........................................            0.2        883,000
                                                          ------   ------------
TOTAL COMMON STOCKS .............................           87.1    398,362,063
                                                          ------   ------------
U.S. TREASURY BILLS .............................            6.3     28,790,233
REPURCHASE AGREEMENT ............................            7.7     35,336,000
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS ....           (0.6)    (2,700,899)
OTHER ASSETS AND LIABILITIES (NET) ..............           (0.5)    (2,403,177)
                                                          ------   ------------
NET ASSETS ......................................          100.0%  $457,384,220
                                                          ======   ============

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------

TWEEDY, BROWNE VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
December 31, 2007 (Unaudited)

                                   [PIE CHART]




        France      - 2%                Switzerland      - 8%
        Italy       - 1%                United Kingdom   - 10%
        Netherlands - 10%               United States    - 53%
        South Korea - 3%                Cash Equivalents - 13%





---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------

                                      [MAP]
--------------------------------------------------------------------------------

SCHEDULE OF FORWARD EXCHANGE CONTRACTS
December 31, 2007 (Unaudited)
                                                     CONTRACT     MARKET VALUE
CONTRACTS                                           VALUE DATE      (NOTE 1)
----------                                          ----------   ---------------

FORWARD EXCHANGE CONTRACTS TO BUY
      500,000   Great Britain Pound Sterling ....       4/4/08   $      992,693
    2,500,000   Great Britain Pound Sterling ....      4/23/08        4,960,275
                                                                 ---------------
TOTAL (Contract Amount $6,042,050) ..............                $    5,952,968
                                                                 ===============
FORWARD EXCHANGE CONTRACTS TO SELL
      750,000   European Union Euro .............       1/8/08   $   (1,096,703)
    4,000,000   European Union Euro                    1/22/08       (5,850,618)
    1,500,000   European Union Euro .............       3/3/08       (2,194,710)
    1,650,000   European Union Euro .............      3/31/08       (2,414,121)
    1,700,000   European Union Euro .............      5/14/08       (2,486,716)
    5,250,000   European Union Euro .............      7/14/08       (7,675,533)
    8,000,000   European Union Euro .............      7/22/08      (11,694,327)
    4,000,000   European Union Euro .............     11/18/08       (5,834,330)
    1,600,000   European Union Euro .............     12/19/08       (2,332,393)
      500,000   Great Britain Pound Sterling ....       4/4/08         (992,693)
    4,500,000   Great Britain Pound Sterling ....      4/23/08       (8,928,494)
    1,800,000   Great Britain Pound Sterling ....      5/14/08       (3,568,857)
    4,000,000   Great Britain Pound Sterling ....      7/22/08       (7,910,976)
    4,600,000   Great Britain Pound Sterling ....     11/18/08       (9,053,672)
9,850,000,000   South Korean Won ................       3/7/08      (10,569,614)
1,700,000,000   South Korean Won ................      5/14/08       (1,828,252)
    2,000,000   Swiss Franc .....................      1/25/08       (1,769,532)
    5,000,000   Swiss Franc .....................       3/3/08       (4,432,872)
    1,500,000   Swiss Franc .....................      4/16/08       (1,332,631)
    4,000,000   Swiss Franc .....................      5/14/08       (3,557,780)
    2,500,000   Swiss Franc .....................      7/22/08       (2,228,906)
    2,500,000   Swiss Franc .....................       9/2/08       (2,230,919)
    4,000,000   Swiss Franc .....................      10/7/08       (3,572,163)
                                                                 ---------------
TOTAL (Contract Amount $100,944,995) ............                $ (103,556,812)
                                                                 ===============

---------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS----------------------

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
December 31, 2007 (Unaudited)
                                                                    MARKET VALUE
   SHARES                                                              (NOTE 1)
   -------                                                          ------------

             COMMON STOCKS--75.8%
             CANADA--3.2%
    38,800   IGM Financial, Inc. ................................   $  1,966,831
                                                                    ------------
             FRANCE--3.0%
    22,400   Total SA ...........................................      1,861,181
                                                                    ------------
             GERMANY--5.3%
    41,000   Deutsche Post AG ...................................      1,409,287
     9,765   Muenchener Rueckversicherungs-Gesellschaft AG ......      1,897,977
                                                                    ------------
                                                                       3,307,264
                                                                    ------------
             IRELAND--3.5%
   635,700   Independent News & Media PLC .......................      2,201,812
                                                                    ------------
             ITALY--7.2%
    58,900   Eni SPA ............................................      2,157,178
   156,200   Mediaset SPA .......................................      1,576,913
    92,500   Mondadori (Arnoldo) Editore SPA ....................        760,048
                                                                    ------------
                                                                       4,494,139
                                                                    ------------
             MEXICO--5.1%
   363,300   Embotelladoras Arca SA de CV .......................      1,240,592
   440,000   Kimberly-Clark de Mexico SA de CV, Class A .........      1,921,369
                                                                    ------------
                                                                       3,161,961
                                                                    ------------

             NETHERLANDS--6.3%
    49,800   ING Groep NV, CVA ..................................      1,947,673
    53,605   Unilever NV, CVA ...................................      1,971,089
                                                                    ------------
                                                                       3,918,762
                                                                    ------------
             SOUTH KOREA--3.3%
   134,100   Korea Exchange Bank + ..............................      2,077,293
                                                                    ------------
             SPAIN--1.9%
    35,350   Telefonica SA ......................................      1,148,408
                                                                    ------------

                                                                    MARKET VALUE
   SHARES                                                             (NOTE 1)
   -------                                                          ------------

             UNITED KINGDOM--15.4%
    71,675   Barclays PLC .......................................   $    719,090
   110,120   BP PLC .............................................      1,348,112
    70,000   GlaxoSmithKline PLC ................................      1,782,188
    73,000   HSBC Holdings PLC ..................................      1,223,544
   132,280   Lloyds TSB Group PLC ...............................      1,242,857
   148,800   Pearson PLC ........................................      2,168,198
   809,195   Signet Group PLC ...................................      1,123,524
                                                                    ------------
                                                                       9,607,513
                                                                    ------------

             UNITED STATES--21.6%
    16,625   Altria Group, Inc. .................................      1,256,517
    29,029   Bank of America Corporation ........................      1,197,737
    56,800   General Electric Company ...........................      2,105,576
    46,300   Genuine Parts Company ..............................      2,143,690
    23,000   Home Depot, Inc. ...................................        619,620
    59,010   Masco Corporation ..................................      1,275,206
    27,390   Reynolds American Inc. .............................      1,806,644
    57,020   US Bancorp .........................................      1,809,815
    22,245   UST Inc. ...........................................      1,219,026
                                                                    ------------
                                                                      13,433,831
                                                                    ------------

             TOTAL COMMON STOCKS
             (COST $47,728,505) .................................     47,178,995
                                                                    ------------
TOTAL INVESTMENTS (COST $47,728,505*) ....................   75.8%    47,178,995
OTHER ASSETS AND LIABILITIES (NET) .......................   24.2     15,051,693
                                                            -----   ------------
NET ASSETS ...............................................  100.0%  $ 62,230,688
                                                            =====   ============

----------
*     AGGREGATE COST FOR FEDERAL TAX PURPOSES IS $47,728,505.

+     NON-INCOME PRODUCING SECURITY.

ABBREVIATION:

CVA   CERTIFICAATEN VAN AANDELEN (SHARE CERTIFICATES)

-----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS--------------------

                                      [MAP]
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
December 31, 2007 (Unaudited)

                                                    PERCENTAGE OF   MARKET VALUE
SECTOR DIVERSIFICATION                               NET ASSETS       (NOTE 1)
----------------------                              -------------   ------------

COMMON STOCKS:
Banks ...........................................        11.4%      $  7,072,599
Media ...........................................        10.8          6,706,971
Energy ..........................................         8.6          5,366,471
Diversified Financials ..........................         8.2          5,112,241
Tobacco .........................................         6.9          4,282,187
Retailing .......................................         6.2          3,886,834
Capital Goods ...................................         5.5          3,380,782
Food ............................................         3.1          1,971,089
Household & Personal Products ...................         3.1          1,921,369
Insurance .......................................         3.0          1,897,977
Pharmaceuticals, Biotechnology & Life Sciences ..         2.9          1,782,188
Transportation ..................................         2.3          1,409,287
Beverage ........................................         2.0          1,240,592
Telecommunication Services ......................         1.8          1,148,408
                                                        -----       ------------
TOTAL COMMON STOCKS .............................        75.8         47,178,995
                                                        -----       ------------
OTHER ASSETS AND LIABILITIES (NET) ..............        24.2         15,051,693
                                                        -----       ------------
NET ASSETS ......................................       100.0%      $ 62,230,688
                                                        =====       ============

-----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS--------------------

TWEEDY, BROWNE WORLDWIDE HIGH DIVIDEND YIELD VALUE FUND
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION
December 31, 2007 (Unaudited)

                                   [PIE CHART]



        Canada - 3%                         Netherlands      - 6%
        France - 3%                         South Korea      - 3%
        Germany - 5%                        Spain            - 2%
        Ireland - 4%                        United Kingdom   - 16%
        Italy - 7%                          United States    - 22%
        Mexico - 5%                         Cash Equivalents - 24%







-----------------------SEE NOTES TO PORTFOLIO OF INVESTMENTS--------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)

1. VALUATION AND INVESTMENT PRACTICES

      PORTFOLIO VALUATION Generally, the Funds' investments are valued at market value or at fair value as determined by or under the direction of the Company's Board of Directors. Portfolio securities and other assets, listed on a US national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last sale price prior to the close of regular trading on the principal exchange or system for such security or asset or, if applicable, the NASDAQ Official Closing Price ("NOCP"). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Securities and other assets for which current market quotations are not readily available and those securities which are not readily marketable due to significant legal or contractual restrictions will be valued at fair value as determined by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Fund's asset due to developments since such last price) may be valued at fair value if the Investment Adviser concluded that fair valuation will likely result in a more accurate net asset valuation. Debt securities purchased with a remaining maturity of 60 days or more are obtained by pricing services approved by the Fund's Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

      REPURCHASE AGREEMENTS The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund acquires an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral held on behalf of the Fund is at all times at least equal to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund's Investment Adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

      FOREIGN CURRENCY The books and records of the Funds are maintained in US dollars. Foreign currencies, investments and other assets and liabilities are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates have been included in the unrealized appreciation (depreciation) of currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

      FORWARD EXCHANGE CONTRACTS The Funds may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

      The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

      SECURITIES TRANSACTIONS Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

TWEEDY, BROWNE FUND INC.
--------------------------------------------------------------------------------

NOTES TO PORTFOLIO HOLDINGS (UNAUDITED) (CONTINUED)

      2. UNREALIZED APPRECIATION/(DEPRECIATION)

      At December 31, 2007, the aggregate gross unrealized appreciation for all securities, in which there was an excess of value over tax cost on the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $3,585,708,729, $196,146,801 and $1,480,058, repectively, and the aggregate gross unrealized depreciation for all securities, in which there was an excess of tax cost over value for the Global Value Fund, Value Fund and Worldwide High Dividend Yield Value Fund, was $171,172,431, $7,679,662 and $2,029,567,
respectively.

--------------------------------------------------------------------------------

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) TWEEDY, BROWNE FUND INC.
            --------------------------------------------------------------------
By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                          William H. Browne, President
                          (principal executive officer)

Date                      FEBRUARY 28, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ WILLIAM H. BROWNE
                         -------------------------------------------------------
                           William H. Browne, President
                           (principal executive officer)

Date                       FEBRUARY 28, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ ROBERT Q. WYCKOFF, JR.
                         -------------------------------------------------------
                          Robert Q. Wyckoff, Jr., Treasurer
                          (principal financial officer)

Date                      FEBRUARY 28, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.